TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Investments — 103.2% of net assets

Common Stocks — 63.5%

US Common Stocks — 30.5%

Aerospace & Defense — 1.0%
Axon Enterprise, Inc. (a)	560	$98,011
Curtiss-Wright Corp.	2,104	265,483
General Dynamics Corp. (b)	1,051	206,027
Howmet Aerospace, Inc.	7,051	219,991
Huntington Ingalls Industries, Inc.	2,379	459,290
Lockheed Martin Corp. (b)	2,912	1,004,931
Mercury Systems, Inc. (a)	6,554	310,791
Northrop Grumman Corp. (b)	1,720	619,458
Textron, Inc.	1,006	70,229
TransDigm Group, Inc. (a)	19,655	12,275,923
		15,530,134
Air Freight & Logistics — 0.1%
FedEx Corp. (b)	3,391	743,612
United Parcel Service, Inc. (UPS), Class B (b)	3,811	693,983
XPO Logistics, Inc. (a)	3,380	268,981
		1,706,576
Airlines — 0.0%
Alaska Air Group, Inc. (a)	738	43,247
Delta Air Lines, Inc. (a) (b)	6,519	277,775
JetBlue Airways Corp. (a)	6,581	100,623
		421,645
Auto Components — 0.0%
Gentex Corp.	4,858	160,217
Genuine Parts Co.	346	41,946
Goodyear Tire & Rubber Co. (The) (a)	18,919	334,866
		537,029
Automobiles — 0.3%
Ford Motor Co. (a)	48,796	690,951
General Motors Co. (a) (b)	17,274	910,513
Harley-Davidson, Inc.	3,081	112,795
Tesla, Inc. (a) (b)	3,268	2,534,269
		4,248,528
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A (a)	252	128,457

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Brown-Forman Corp., Class B	76,266	$5,110,585
Coca-Cola Co. (The) (b)	19,828	1,040,375
Constellation Brands, Inc., Class A (b)	617	129,996
PepsiCo, Inc. (b)	43,840	6,593,974
		13,003,387
Biotechnology — 0.3%
AbbVie, Inc. (b)	5,176	558,335
Arrowhead Pharmaceuticals, Inc. (a)	541	33,775
Biogen, Inc. (a)	1,007	284,971
Emergent BioSolutions, Inc. (a)	3,911	195,824
Exelixis, Inc. (a)	4,557	96,335
Incyte Corp. (a)	3,134	215,556
Moderna, Inc. (a)	2,530	973,696
Regeneron Pharmaceuticals, Inc. (a)	209	126,483
Sage Therapeutics, Inc. (a)	16,205	718,044
Seagen, Inc. (a)	944	160,291
United Therapeutics Corp. (a)	1,009	186,241
Vertex Pharmaceuticals, Inc. (a)	4,706	853,621
		4,403,172
Building Products — 0.1%
Johnson Controls International plc (b)	8,475	576,978
Lennox International, Inc.	1,013	297,994
Louisiana-Pacific Corp.	1,122	68,857
Owens Corning	8,264	706,572
Simpson Manufacturing Co., Inc.	1,632	174,575
		1,824,976
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The)	15,567	806,993
Evercore, Inc., Class A	1,690	225,902
Federated Hermes, Inc., Class B	7,610	247,325
Goldman Sachs Group, Inc. (The)	4,441	1,678,831
Invesco, Ltd.	1,870	45,086
Jefferies Financial Group, Inc.	5,617	208,559
Morgan Stanley	2,102	204,546
State Street Corp.	1,651	139,873
Virtu Financial, Inc., Class A	35,269	861,622
		4,418,737
Chemicals — 0.2%
Axalta Coating Systems, Ltd. (a)	2,345	68,451
Cabot Corp.	518	25,962
CF Industries Holdings, Inc.	5,600	312,592
Dow, Inc. (b)	4,143	238,471
DuPont de Nemours, Inc. (b)	6,394	434,728
Eastman Chemical Co.	1,275	128,443

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Element Solutions, Inc.	3,832	$83,078
Huntsman Corp.	9,381	277,584
Minerals Technologies, Inc.	1,157	80,805
Mosaic Co. (The)	30,310	1,082,673
NewMarket Corp.	797	270,000
Sensient Technologies Corp.	2,909	264,952
Westlake Chemical Corp.	3,758	342,504
		3,610,243
Commercial Banks — 0.3%
Associated Banc-Corp.	33,244	712,086
BOK Financial Corp.	3,980	356,409
Cathay General Bancorp	8,040	332,776
Citizens Financial Group, Inc.	1,049	49,282
FNB Corp/PA	30,256	351,575
Fulton Financial Corp.	22,165	338,681
International Bancshares Corp.	2,438	101,518
PacWest Bancorp	4,991	226,192
People's United Financial, Inc.	1,629	28,459
Prosperity Bancshares, Inc.	8,907	633,555
Sterling Bancorp	737	18,396
Synovus Financial Corp.	718	31,513
Texas Capital Bancshares, Inc. (a)	2,738	164,335
Trustmark Corp.	18,874	608,120
UMB Financial Corp.	5,905	571,073
Umpqua Holdings Corp.	27,297	552,764
Zions Bancorp NA	815	50,440
		5,127,174
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc. (a) (b)	989	102,727
Healthcare Services Group, Inc.	28,643	715,789
Herman Miller, Inc. (b)	6,820	256,841
HNI Corp.	6,430	236,110
		1,311,467
Communications Equipment — 0.1%
Ciena Corp. (a)	2,569	131,918
Cisco Systems, Inc. (b)	32,213	1,753,354
Lumentum Holdings, Inc. (a)	436	36,423
NetScout Systems, Inc. (a)	5,069	136,610
Ubiquiti, Inc.	209	62,422
		2,120,727
Computers & Peripherals — 0.6%
Apple, Inc. (b)	54,297	7,683,026
Dell Technologies, Inc., Class C (a)	6,586	685,207
HP, Inc.	25,240	690,566

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Western Digital Corp. (a)	5,386	$303,986
Xerox Holdings Corp.	7,163	144,478
		9,507,263
Construction & Engineering — 0.2%
AECOM (a)	1,949	123,079
D.R. Horton, Inc. (b)	858	72,046
Dycom Industries, Inc. (a)	5,573	397,021
EMCOR Group, Inc.	3,125	360,563
Lennar Corp., Class A (b)	4,551	426,338
NVR, Inc. (a) (b)	16	76,705
PulteGroup, Inc.	19,702	904,716
Toll Brothers, Inc.	7,142	394,881
TRI Pointe Group, Inc. (a)	26,319	553,225
		3,308,574
Consumer Finance — 0.1%
Ally Financial, Inc.	2,976	151,925
Capital One Financial Corp.	5,510	892,455
Discover Financial Services	278	34,152
OneMain Holdings, Inc.	4,617	255,459
Santander Consumer USA Holdings, Inc.	3,268	136,275
SLM Corp.	29,793	524,357
Synchrony Financial	4,599	224,799
		2,219,422
Containers & Packaging — 0.1%
Berry Global Group, Inc. (a)	740	45,051
Crown Holdings, Inc.	856	86,268
Graphic Packaging Holding Co.	3,964	75,475
Greif, Inc., Class A	977	63,114
International Paper Co.	5,778	323,106
Sealed Air Corp.	2,718	148,919
Silgan Holdings, Inc.	5,223	200,354
Sonoco Products Co.	2,661	158,542
Westrock Co.	3,032	151,085
		1,251,914
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc. (a)	9,166	346,567
frontdoor, Inc. (a) (b)	2,082	87,236
Graham Holdings Co., Class B	282	166,143
Grand Canyon Education, Inc. (a) (b)	1,776	156,217
Terminix Global Holdings, Inc. (a) (b)	923	38,461
		794,624

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Diversified Financial Services — 0.4%
Artemis Strategic Inv Corp. (a)	7,600	$57,942
Bank of America Corp. (b)	7,552	320,582
Berkshire Hathaway, Inc., Class B (a) (b)	7,588	2,071,069
Cboe Global Markets, Inc.	1,970	244,004
Citigroup, Inc. (b)	11,365	797,596
JPMorgan Chase & Co. (b)	10,361	1,695,992
Moody's Corp.	850	301,844
Northern Genesis Acquisition Corp. III, Class A (a)	48,000	466,080
S&P Global, Inc. (b)	295	125,343
US Bancorp (b)	3,548	210,893
Washington Mutual, Inc. (c) (d)	33,600	—
Wells Fargo & Co. (b)	21,685	1,006,401
		7,297,746
Diversified Telecommunication Services — 0.1%
AT&T, Inc. (b)	33,006	891,492
Lumen Technologies, Inc.	4,286	53,104
Verizon Communications, Inc. (b)	7,009	378,556
		1,323,152
Electric Utilities — 0.0%
Duke Energy Corp. (b)	307	29,960
Entergy Corp. (b)	966	95,934
IDACORP, Inc.	2,381	246,148
NRG Energy, Inc. (b)	4,363	178,141
		550,183
Electrical Equipment — 0.1%
Acuity Brands, Inc.	322	55,825
Eaton Corp. plc (b)	745	111,236
Generac Holdings, Inc. (a)	1,459	596,250
Hubbell, Inc.	655	118,339
Regal Beloit Corp.	2,368	356,005
Sensata Technologies Holding plc (a)	986	53,954
		1,291,609
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc. (a)	10,839	1,217,112
Avnet, Inc.	16,133	596,437
CDW Corp.	1,298	236,262
Dolby Laboratories, Inc., Class A	1,593	140,184
Jabil, Inc.	8,054	470,112
SYNNEX Corp.	5,932	617,521
Vishay Intertechnology, Inc.	19,458	390,911

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Zebra Technologies Corp., Class A (a)	312	$160,811
		3,829,350
Energy Equipment & Services — 0.0%
Halliburton Co.	10,149	219,421
Schlumberger NV	9,228	273,518
		492,939
Food & Staples Retailing — 0.2%
Costco Wholesale Corp. (b)	1,044	469,122
Walmart, Inc. (b)	20,824	2,902,449
		3,371,571
Food Products — 0.5%
Archer-Daniels-Midland Co. (b)	2,496	149,785
Darling Ingredients, Inc. (a)	3,019	217,066
Hershey Co. (The) (b)	238	40,282
Ingredion, Inc.	1,803	160,485
Kraft Heinz Co. (The)	959	35,310
McCormick & Co., Inc.	74,339	6,023,689
Pilgrim's Pride Corp. (a)	2,042	59,381
Seaboard Corp.	15	61,500
TreeHouse Foods, Inc. (a)	2,498	99,620
Tyson Foods, Inc., Class A (b)	11,035	871,103
		7,718,221
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories (b)	6,541	772,688
ABIOMED, Inc. (a)	789	256,835
Align Technology, Inc. (a)	655	435,857
Baxter International, Inc.	8,115	652,689
Becton Dickinson and Co.	2,989	734,756
Boston Scientific Corp. (a)	9,564	414,982
DENTSPLY SIRONA, Inc.	3,717	215,772
Envista Holdings Corp. (a)	1,322	55,273
Hill-Rom Holdings, Inc.	258	38,700
Hologic, Inc. (a)	11,737	866,308
ICU Medical, Inc. (a)	886	206,775
IDEXX Laboratories, Inc. (a)	10,892	6,773,735
Quidel Corp. (a)	326	46,015
STAAR Surgical Co. (a)	536	68,892
Stryker Corp.	24,846	6,552,387
Zimmer Biomet Holdings, Inc.	262	38,346
		18,130,010
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc. (a)	557	35,525

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Amedisys, Inc. (a)	817	$121,815
AmerisourceBergen Corp.	4,472	534,180
Anthem, Inc. (b)	1,710	637,488
Cardinal Health, Inc.	16,439	813,073
Cerner Corp.	4,867	343,221
Cigna Corp.	3,935	787,630
CVS Health Corp. (b)	8,018	680,407
HCA Healthcare, Inc. (b)	148	35,922
Humana, Inc.	1,112	432,735
Laboratory Corp. of America Holdings (a)	457	128,618
McKesson Corp.	4,615	920,139
Molina Healthcare, Inc. (a)	387	104,997
Patterson Companies, Inc.	6,878	207,303
Quest Diagnostics, Inc.	1,057	153,593
R1 RCM, Inc. (a)	1,617	35,590
Tenet Healthcare Corp. (a)	652	43,319
UnitedHealth Group, Inc. (b)	1,119	437,238
		6,452,793
Hotels, Restaurants & Leisure — 0.7%
Boyd Gaming Corp. (a) (b)	10,918	690,673
Chipotle Mexican Grill, Inc. (a) (b)	37	67,248
Cracker Barrel Old Country Store, Inc. (b)	1,838	257,026
Darden Restaurants, Inc. (b)	1,946	294,761
Domino's Pizza, Inc. (b)	267	127,348
Jack in the Box, Inc.	1,710	166,434
Las Vegas Sands Corp. (a) (b)	6,098	223,187
McDonald's Corp. (b)	2,437	587,585
MGM Resorts International (b)	5,422	233,959
Penn National Gaming, Inc. (a) (b)	2,709	196,294
Scientific Games Corp., Class A (a) (b)	263	21,847
Six Flags Entertainment Corp. (a) (b)	2,061	87,593
Starbucks Corp. (b)	56,350	6,215,969
Texas Roadhouse, Inc. (b)	6,970	636,570
Travel + Leisure Co.	6,985	380,892
Wendy's Co. (The) (b)	19,524	423,280
		10,610,666
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	1,264	224,234
Newell Brands, Inc. (b)	7,710	170,699
Taylor Morrison Home Corp. (a)	2,216	57,129
Tempur Sealy International, Inc.	3,362	156,030
Whirlpool Corp. (b)	436	88,883
		696,975
Household Products — 0.4%
Church & Dwight Co., Inc.	67,207	5,549,282
Kimberly-Clark Corp.	1,437	190,316

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Procter & Gamble Co. (The) (b)	6,487	$906,883
		6,646,481
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (b)	4,029	91,982
Vistra Corp. (b)	5,293	90,510
		182,492
Industrial Conglomerates — 0.1%
3M Co. (b)	2,637	462,582
General Electric Co. (b)	4,729	487,229
		949,811
Insurance — 0.3%
Aflac, Inc. (b)	3,709	193,350
Allstate Corp. (The) (b)	9,142	1,163,868
CNO Financial Group, Inc.	1,376	32,391
Fidelity National Financial, Inc.	11,620	526,851
First American Financial Corp.	9,310	624,236
Hartford Financial Services Group, Inc. (The)	981	68,915
Kemper Corp.	1,483	99,050
Markel Corp. (a)	707	844,957
Mercury General Corp.	3,187	177,420
Old Republic International Corp.	4,124	95,388
Prudential Financial, Inc.	1,677	176,420
Travelers Companies, Inc. (The) (b)	1,310	199,133
Unum Group	4,902	122,844
White Mountains Insurance Group, Ltd.	57	60,968
		4,385,791
Internet & Catalog Retail — 2.4%
Amazon.com, Inc. (a) (b)	7,780	25,557,611
Booking Holdings, Inc. (a) (b)	200	474,774
eBay, Inc.	188,547	13,136,070
Qurate Retail, Inc., Series A	30,939	315,268
		39,483,723
Internet Software & Services — 2.9%
Alphabet, Inc., Class A (a) (b)	1,053	2,815,217
Alphabet, Inc., Class C (a) (b)	1,081	2,881,200
Change Healthcare, Inc. (a)	2,073	43,409
Facebook, Inc., Class A (a)	86,883	29,487,221
Pinterest, Inc., Class A (a)	205,637	10,477,205
Snap, Inc., Class A (a)	1,023	75,569
Twitter, Inc. (a)	3,011	181,834
VeriSign, Inc. (a)	2,094	429,291

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Yelp, Inc. (a)	14,479	$539,198
		46,930,144
IT Services — 3.3%
Alliance Data Systems Corp.	1,461	147,400
Amdocs, Ltd.	4,463	337,894
Automatic Data Processing, Inc.	36,974	7,391,842
Booz Allen Hamilton Holding Corp. (b)	2,609	207,024
CACI International, Inc., Class A (a) (b)	2,450	642,145
Cognizant Technology Solutions Corp., Class A	4,583	340,105
DXC Technology Co. (a)	11,081	372,432
Fidelity National Information Services, Inc. (b)	3,613	439,630
Fiserv, Inc. (a)	119,726	12,990,271
Gartner, Inc. (a)	1,716	521,458
Global Payments, Inc.	6,237	982,827
International Business Machines Corp. (IBM)	7,548	1,048,644
LiveRamp Holdings, Inc. (a)	3,286	155,198
Mastercard, Inc., Class A (b)	2,354	818,439
MAXIMUS, Inc.	3,027	251,846
MongoDB, Inc. (a)	87	41,021
PayPal Holdings, Inc. (a)	32,406	8,432,365
Snowflake, Inc., Class A (a)	782	236,500
SolarWinds Corp.	9,262	154,953
Twilio, Inc., Class A (a)	407	129,853
Visa, Inc., Class A (b)	85,118	18,960,035
		54,601,882
Leisure Equipment & Products — 0.6%
Brunswick Corp.	7,095	675,941
Peloton Interactive, Inc., Class A (a)	106,648	9,283,708
Polaris, Inc.	4,687	560,847
YETI Holdings, Inc. (a)	348	29,820
		10,550,316
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	909	143,195
IQVIA Holdings, Inc. (a)	1,836	439,795
Medpace Holdings, Inc. (a)	1,051	198,933
PerkinElmer, Inc.	393	68,103
Syneos Health, Inc. (a)	2,801	245,031
Thermo Fisher Scientific, Inc. (b)	2,541	1,451,750
Waters Corp. (a)	23,755	8,487,662
		11,034,469
Machinery — 0.3%
AGCO Corp.	9,068	1,111,102
Allison Transmission Holdings, Inc.	12,324	435,284
Crane Co.	3,434	325,577

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Cummins, Inc. (b)	1,052	$236,237
Deere & Co. (b)	919	307,929
Donaldson Co., Inc.	4,039	231,879
Flowserve Corp.	4,663	161,666
Fortive Corp. (b)	938	66,195
Gates Industrial Corp. plc (a)	5,498	89,452
ITT, Inc.	1,119	96,055
Oshkosh Corp.	6,356	650,664
PACCAR, Inc. (b)	1,829	144,345
Snap-on, Inc.	632	132,056
Stanley Black & Decker, Inc.	180	31,556
Terex Corp.	6,336	266,746
Timken Co. (The)	371	24,271
Toro Co. (The)	305	29,710
		4,340,724
Media — 1.8%
Altice USA, Inc., Class A (a)	11,383	235,856
Charter Communications, Inc., Class A (a)	17,425	12,677,733
Comcast Corp., Class A (b)	15,712	878,772
Netflix, Inc. (a)	24,160	14,745,815
Nexstar Media Group, Inc., Class A	1,148	174,450
Omnicom Group, Inc.	7,092	513,886
Roku, Inc. (a)	1,945	609,466
TEGNA, Inc.	6,125	120,785
ViacomCBS, Inc., Class B	5,951	235,124
Vimeo, Inc. (a)	790	23,202
		30,215,089
Metals & Mining — 0.2%
Augusta Gold Corp. (a)	76,884	81,339
Commercial Metals Co.	670	20,408
Freeport-McMoRan, Inc. (b)	5,922	192,643
Newmont Corp. (b)	4,064	220,675
Reliance Steel & Aluminum Co.	4,682	666,810
Royal Gold, Inc.	5,318	507,816
Steel Dynamics, Inc.	5,677	331,991
United States Steel Corp.	24,883	546,680
Worthington Industries, Inc.	3,435	181,025
		2,749,387
Multi-Utilities — 0.0%
Dominion Energy, Inc. (b)	5,802	423,662
MDU Resources Group, Inc.	3,908	115,950
NorthWestern Corp. (b)	446	25,556
OGE Energy Corp. (b)	1,563	51,517
		616,685

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Multiline Retail — 0.2%
Dollar Tree, Inc. (a)	6,864	$657,022
Kohl's Corp.	16,187	762,246
Target Corp. (b)	5,747	1,314,741
		2,734,009
Oil, Gas & Consumable Fuels — 0.6%
APA Corp.	19,549	418,935
Cabot Oil & Gas Corp.	4,730	102,925
Chevron Corp. (b)	3,009	305,263
Cimarex Energy Co.	397	34,618
CNX Resources Corp. (a)	8,370	105,629
Devon Energy Corp.	6,946	246,652
EOG Resources, Inc.	12,887	1,034,439
Exxon Mobil Corp. (b)	20,568	1,209,810
HollyFrontier Corp.	17,544	581,233
Kinder Morgan, Inc.	19,062	318,907
Marathon Oil Corp.	15,359	209,957
Occidental Petroleum Corp.	4,196	124,118
Oneok, Inc.	941	54,569
Range Resources Corp. (a)	84,724	1,917,304
Southwestern Energy Co. (a)	436,329	2,417,263
Targa Resources Corp.	11,508	566,309
World Fuel Services Corp.	15,690	527,498
		10,175,429
Personal Products — 0.5%
Estee Lauder Companies, Inc. (The), Class A	24,029	7,207,018
Nu Skin Enterprises, Inc., Class A	7,728	312,752
		7,519,770
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co. (b)	11,847	700,987
Eli Lilly & Co. (b)	1,177	271,946
Johnson & Johnson (b)	46,892	7,573,058
Merck & Co., Inc. (b)	19,087	1,433,624
Organon & Co.	19,194	629,371
Pfizer, Inc. (b)	18,286	786,481
Walgreens Boots Alliance, Inc.	6,319	297,309
		11,692,776
Professional Services — 0.7%
H&R Block, Inc. (b)	23,544	588,600
ManpowerGroup, Inc.	5,092	551,362
Nielsen Holdings plc	530,356	10,177,531

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Science Applications International Corp. (b)	1,950	$166,842
		11,484,335
Real Estate Investment Trusts (REITs) — 0.8%
American Campus Communities, Inc. (b)	5,629	272,725
AvalonBay Communities, Inc. (b)	264	58,513
CoreSite Realty Corp. (b)	485	67,192
Corporate Office Properties Trust	20,427	551,120
Crown Castle International Corp. (b)	5,538	959,846
Equity Commonwealth (a)	144,185	3,745,926
Equity Lifestyle Properties, Inc. (b)	6,131	478,831
Gaming and Leisure Properties, Inc. (b)	1,853	85,831
Healthcare Realty Trust, Inc.	24,143	718,978
Healthcare Trust of America, Inc., Class A (b)	10,127	300,367
Highwoods Properties, Inc.	9,860	432,460
Hudson Pacific Properties, Inc.	20,930	549,831
JBG SMITH Properties	10,451	309,454
Kilroy Realty Corp. (b)	14,524	961,634
Lamar Advertising Co., Class A (b)	1,577	178,911
Macerich Co. (The)	2,330	38,934
National Retail Properties, Inc. (b)	12,914	557,756
National Storage Affiliates Trust (b)	2,637	139,207
OMEGA Healthcare Investors, Inc. (b)	19,679	589,583
PotlatchDeltic Corp.	3,167	163,354
PS Business Parks, Inc. (b)	597	93,574
Regency Centers Corp. (b)	280	18,852
Sabra Health Care, Inc.	37,896	557,829
SBA Communications Corp. (b)	787	260,159
Urban Edge Properties	19,516	357,338
VEREIT, Inc. (b)	848	38,355
Weyerhaeuser Co. (b)	13,959	496,522
		12,983,082
Road & Rail — 0.1%
Knight-Swift Transportation Holdings, Inc. (b)	12,699	649,554
Old Dominion Freight Line, Inc. (b)	340	97,233
Ryder System, Inc.	1,881	155,578
Schneider National, Inc., Class B	24,649	560,518
Werner Enterprises, Inc.	6,498	287,666
		1,750,549
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc. (a)	6,155	633,350
Amkor Technology, Inc.	12,467	311,052
Applied Materials, Inc.	5,759	741,356
Broadcom, Inc. (b)	2,099	1,017,868
Cirrus Logic, Inc. (a)	7,095	584,273
CMC Materials, Inc.	349	43,007
Intel Corp.	35,870	1,911,154
KLA Corp.	1,720	575,357

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Lam Research Corp.	858	$488,331
Micron Technology, Inc.	8,252	585,727
MKS Instruments, Inc.	615	92,810
NVIDIA Corp.	6,324	1,310,080
ON Semiconductor Corp. (a)	3,568	163,307
Qorvo, Inc. (a)	2,251	376,345
QUALCOMM, Inc. (b)	6,113	788,455
Skyworks Solutions, Inc.	2,480	408,654
Texas Instruments, Inc. (b)	2,502	480,909
Universal Display Corp.	1,571	268,578
Xilinx, Inc.	1,052	158,841
		10,939,454
Software — 3.5%
ACI Worldwide, Inc. (a)	10,311	316,857
Activision Blizzard, Inc.	11,645	901,207
Adobe, Inc. (a) (b)	2,626	1,511,841
Alteryx, Inc.,Class A (a)	512	37,427
Anaplan, Inc. (a)	4,810	292,881
Autodesk, Inc. (a)	2,377	677,849
Cadence Design Systems, Inc. (a)	2,657	402,376
Citrix Systems, Inc.	595	63,885
Cloudflare, Inc., Class A (a)	67,078	7,556,337
CommVault Systems, Inc. (a)	4,504	339,196
Crowdstrike Holdings, Inc., Class A (a)	25,507	6,269,110
Datadog, Inc., Class A (a)	46,738	6,606,416
DocuSign, Inc. (a)	2,171	558,881
Dropbox, Inc., Class A (a)	8,660	253,045
Dynatrace, Inc. (a)	1,758	124,765
Elastic NV (a)	2,169	323,159
Electronic Arts, Inc.	5,074	721,777
Fair Isaac Corp. (a)	479	190,608
HubSpot, Inc. (a)	61	41,241
Intuit, Inc. (b)	16,563	8,935,904
Mandiant, Inc. (a)	17,671	314,544
Manhattan Associates, Inc. (a)	355	54,326
Medallia, Inc. (a)	406	13,751
Microsoft Corp. (b)	56,066	15,806,127
Nortonlifelock, Inc.	5,102	129,081
Oracle Corp. (b)	14,902	1,298,411
Palantir Technologies, Inc., Class A (a)	6,376	153,279
salesforce.com, Inc. (a)	3,525	956,051
ServiceNow, Inc. (a)	442	275,043
Smartsheet, Inc., Class A (a)	535	36,819
SS&C Technologies Holdings, Inc.	9,411	653,123
Teradata Corp. (a)	4,525	259,509
Workday, Inc., Class A (a)	1,297	324,107
Zoom Video Communications, Inc., Class A (a)	703	183,835
Zscaler, Inc. (a)	478	125,341
Zynga, Inc., Class A (a)	21,117	159,011
		56,867,120

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Specialty Retail — 0.4%
AutoNation, Inc. (a)	7,682	$935,360
AutoZone, Inc. (a)	22	37,356
Bath & Body Works, Inc.	11,603	731,337
Best Buy Co., Inc.	3,268	345,460
Dick's Sporting Goods, Inc.	6,005	719,219
Five Below, Inc. (a)	487	86,106
Foot Locker, Inc.	7,128	325,464
Gap, Inc. (The)	8,057	182,894
Lithia Motors, Inc., Class A	1,666	528,189
Lowe's Cos, Inc. (b)	5,322	1,079,621
Murphy USA, Inc.	2,025	338,701
O'Reilly Automotive, Inc. (a)	413	252,368
Penske Automotive Group, Inc.	5,165	519,599
Ross Stores, Inc.	2,930	318,931
TJX Cos, Inc. (The) (b)	2,514	165,874
Tractor Supply Co.	877	177,689
Urban Outfitters, Inc. (a)	8,709	258,570
Williams-Sonoma, Inc.	345	61,179
		7,063,917
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	5,825	558,268
Crocs, Inc. (a)	2,481	355,974
Deckers Outdoor Corp. (a) (b)	1,024	368,845
Hanesbrands, Inc.	2,715	46,589
NIKE, Inc., Class B (b)	46,385	6,736,493
Skechers U.S.A., Inc., Class A (a)	5,072	213,633
Tapestry, Inc.	14,859	550,080
		8,829,882
Thrifts & Mortgage Finance — 0.0%
Mr Cooper Group, Inc. (a)	2	82
Washington Federal, Inc.	1,058	36,300
		36,382
Tobacco — 0.4%
Altria Group, Inc. (b)	4,761	216,721
Philip Morris International, Inc. (b)	68,803	6,521,836
		6,738,557
Trading Companies & Distributors — 0.0%
MSC Industrial Direct Co., Inc., Class A	3,245	260,216
United Rentals, Inc. (a)	672	235,825
Univar Solutions, Inc. (a)	10,558	251,492
		747,533

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Water Utilities — 0.0%
American Water Works Co., Inc. (b)	207	$34,991
Total US Common Stocks (Cost $371,929,499)		499,395,587

Foreign Common Stocks — 33.0%

Australia — 1.9%
Atlassian Corp. plc, Class A (a)	66,783	26,140,202
Champion Iron, Ltd. (a) (b)	93,800	323,627
Newcrest Mining, Ltd.	237,640	3,895,956
		30,359,785
Bermuda — 0.0%
Arch Capital Group, Ltd. (a)	2,968	113,318
Axis Capital Holdings, Ltd.	3,463	159,437
		272,755
Brazil — 0.1%
Centrais Eletricas Brasileiras SA	263,700	1,864,773

Canada — 5.0%
ABC Technologies Holdings, Inc.	54,000	338,512
Absolute Software Corp. (b)	49,300	541,809
Advantage Energy, Ltd. (a)	66,900	338,039
AirBoss of America Corp. (b)	24,200	691,456
ARC Resources, Ltd.	26,100	244,597
Arizona Metals Corp. (a)	26,700	76,942
Artemis Gold, Inc. (a) (e)	108,910	461,745
AutoCanada, Inc. (a) (b)	18,900	692,224
Bear Creek Mining Corp. (a)	319,151	264,573
Bragg Gaming Group, Inc. (a) (c) (f)	4,235	40,658
Cameco Corp. – TSX Shares	200,857	4,364,623
Capstone Mining Corp. (a) (b)	84,200	327,732
Cenovus Energy, Inc.	192,301	1,938,800
Centerra Gold, Inc.	443,579	3,029,337
Colliers International Group, Inc. (b)	5,500	704,023
Converge Technology Solution Corp. (a) (b)	77,600	634,720
Crescent Point Energy Corp.	123,977	571,629
Docebo, Inc. (a)	3,300	240,973
Dundee Corp., Class A (a) (e)	405,126	479,780
Enthusiast Gaming Holdings, Inc. (a)	30,500	110,047
Equinox Gold Corp. (a) (e)	144,102	951,123
FirstService Corp. (b)	1,200	216,959
Fission Uranium Corp. (a) (e)	1,103,500	714,409
Freehold Royalties, Ltd. (b)	39,000	320,227
Gold Mountain Mining Corp. (a) (c) (g)	27,900	37,815
IAMGOLD Corp. (a)	99,469	224,800
Inter Pipeline, Ltd. (b)	30,600	481,975

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Interfor Corp.	13,800	$340,805
International Tower Hill Mines, Ltd. (a)	374,212	279,050
Ivanhoe Mines, Ltd., Class A (a)	223,051	1,426,427
Kinaxis, Inc. (a)	2,100	302,980
Lightspeed Commerce, Inc. (a) (b)	6,500	627,215
Lithium Americas Corp. (a) (b)	7,600	169,809
Lundin Gold, Inc. (a) (b)	6,700	50,094
Mayfair Gold Corp. (a)	62,200	28,974
MEG Energy Corp. (a)	256,243	2,000,824
Millennial Precious Metals Corp. (a)	404,500	119,760
MindBeacon Holdings, Inc. (a)	78,200	243,873
Neo Lithium Corp. (a) (b)	73,500	262,873
New Gold, Inc. (a)	243,131	257,719
NexGen Energy, Ltd. (a) (e)	391,447	1,860,501
Noront Resources, Ltd. (a)	15,700	9,792
Northern Dynasty Minerals, Ltd. (a)	752,336	338,569
Northern Dynasty Minerals, Ltd. - NYSE Shares (a)	338,909	155,695
Northland Power, Inc. (b)	19,900	625,312
Novagold Resources, Inc. (a)	95,936	660,040
Osisko Green Acquisition, Ltd. (a)	60,000	455,708
Osisko Green Acquisition, Ltd. - Founders shares (a) (c) (d) (g)	15,000	86,404
Pan American Silver Corp.	48,740	1,134,804
Park Lawn Corp. (b)	23,400	674,694
Pasofino Gold, Ltd. (a)	60,000	42,634
Pet Valu Holdings, Ltd. (a) (b)	27,200	628,138
PMML Corp. (a) (c) (d) (g)	134,500	78,010
Powerband Solutions, Inc. (a) (c) (g)	89,600	65,650
Precision Drilling Corp. (a)	6,500	262,751
RHC Helium, Ltd. (a)	39,000	14,472
Rritual Superfoods, Inc. (a)	154,400	32,304
Seabridge Gold, Inc. (a) (e)	102,869	1,584,537
Seabridge Gold, Inc. - NYSE Shares (a) (e)	44,077	680,990
Shaw Communications, Inc., Class B (b)	28,300	822,680
Shopify, Inc., Class A (a)	23,490	31,847,272
Solaris Resources, Inc. (a) (b)	101,100	878,818
Solaris Resources, Inc. - Reg S shares (a) (c) (f)	16,600	144,296
Sprott Physical Uranium Trust (a)	172,337	1,932,090
Sprott, Inc.	33,466	1,230,469
Stallion Gold Corp. (a)	320,000	102,321
Stelco Holdings, Inc. (b)	19,200	562,691
Sun Summit Minerals Corp. (a) (c) (g)	61,100	24,905
Suncor Energy, Inc. (b)	19,700	408,434
Tamarack Valley Energy, Ltd. (a) (b)	121,500	306,004
Tourmaline Oil Corp. (b)	10,700	373,816
Trican Well Service, Ltd. (a)	113,100	264,311
Triple Flag Precious Metals Corp. (b)	30,000	272,383
Turquoise Hill Resources, Ltd. (a)	240,067	3,543,389
VerticalScope Holdings, Inc. (a) (b)	26,000	681,304
Victoria Gold Corp. (a) (b)	42,500	505,665
Voyager Digital, Ltd. (a) (c) (f)	25,355	255,231
West Fraser Timber Co., Ltd. (b)	10,800	909,635
Western Copper & Gold Corp. (a) (e)	96,073	143,359
Wheaton Precious Metals Corp.	27,239	1,023,642

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

WPT Industrial Real Estate Investment Trust - REIT(b)	36,500	$791,320
		81,564,970
Cayman Islands — 0.0%
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	—

China — 9.1%
21Vianet Group, Inc. - ADR (a) (e)	18,500	320,235
Beijing New Building Materials plc, Class A	474,800	2,325,385
Bilibili, Inc. - SPADR (a) (e)	18,800	1,243,996
CGN Power Co, Ltd., Class H (h)	454,000	138,218
China Communications Services Corp., Ltd., Class H	146,000	80,819
China East Education Holdings, Ltd. (e) (h)	12,723	12,911
China Eastern Airlines Corp., Ltd., Class H (a)	242,305	92,873
China Jushi Co., Ltd., Class A	171,999	466,161
China Merchants Bank Co., Ltd., Class A	672,000	5,249,136
China Pacific Insurance Group Co., Ltd., Class A	1,019,644	4,254,027
China Pacific Insurance Group Co., Ltd., Class H	825,200	2,426,695
China Shenhua Energy Co., Ltd., Class H	293,500	685,540
China Southern Airlines Co., Ltd., Class H (a) (e)	418,766	235,809
China Telecom Corp., Ltd., Class H	8,448,000	2,806,343
Eve Energy Co., Ltd., Class A	158,200	2,425,480
Focus Media Information Technology Co., Ltd., Class A	2,334,425	2,631,249
Fufeng Group, Ltd.	640,949	227,342
GoerTek, Inc., Class A	356,500	2,361,047
Gree Electric Appliances, Inc. of Zhuhai, Class A	356,000	2,135,231
Guangshen Railway Co., Ltd., Class H (a)	3,456,000	636,934
Haier Smart Home Co., Ltd., Class A	713,000	2,871,694
Huayu Automotive Systems Co., Ltd., Class A	714,000	2,506,624
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,110,000	6,429,899
iQIYI, Inc. - ADR (a) (e)	91,000	730,730
JD Health International, Inc. (a) (e) (h)	374,929	3,578,418
JD.com, Inc. - ADR (a)	5,900	426,216
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,551,200	6,716,691
Jiangsu Hengrui Medicine Co., Ltd., Class A	253,048	1,965,371
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	436,000	766,969
KE Holdings, Inc. - ADR (a)	374,500	6,838,370
Kuaishou Technology (a) (e) (h)	122,900	1,299,663
Kweichow Moutai Co., Ltd., Class A	12,700	3,598,132
Livzon Pharmaceutical Group, Inc., Class A	237,300	1,425,560
Meituan Dianping, Class B (a) (h)	219,834	6,864,690
Midea Group Co., Ltd., Class A	474,983	5,117,536
New Hope Liuhe Co., Ltd., Class A (a)	158,800	362,796
New Oriental Education & Technology Group, Inc. - SPADR (a)	158,600	325,130
Oriental Energy Co, Ltd., Class A	1,108,600	2,320,075
Pinduoduo, Inc. - ADR (a)	24,800	2,248,616
Sany Heavy Industry Co., Ltd., Class A	1,070,000	4,214,248
Shanghai Zhonggu Logistics Co., Ltd., Class A	71,857	344,995
Shengyi Technology Co., Ltd., Class A	585,000	1,945,310
Sichuan Chuantou Energy Co., Ltd., Class A	316,336	702,976
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	591,050	1,642,657
Simcere Pharmaceutical Group, Ltd. (e) (h)	301,149	263,304

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Sinoma Science & Technology Co, Ltd., Class A	514,976	$2,811,195
Sobute New Materials Co., Ltd.	124,742	351,559
Suzhou Maxwell Technologies Co., Ltd., Class A	27,040	2,550,701
Tencent Holdings, Ltd.	211,500	12,401,137
Tencent Music Entertainment Group - ADR (a)	76,600	555,350
Tongkun Group Co., Ltd., Class A	954,100	3,240,114
Vipshop Holdings, Ltd. - ADR (a)	31,600	352,024
Wanhua Chemical Group Co., Ltd., Class A	206,200	3,376,554
Waterdrop, Inc. - ADR (a) (e)	15,300	36,567
Weichai Power Co., Ltd., Class A	1,060,146	2,816,000
XD, Inc. (a)	24,000	133,164
Xianhe Co, Ltd., Class A	112,000	565,091
Yunnan Baiyao Group Co, Ltd., Class A	87,800	1,326,183
Yunnan Energy New Material Co., Ltd., Class A	190,000	8,238,314
Zhejiang Satellite Petrochemical Co., Ltd., Class A	774,200	4,651,888
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	2,455,000	3,135,754
ZTO Express Cayman, Inc.	126,053	3,894,452
ZTO Express Cayman, Inc. - ADR	49,037	1,503,474
		148,201,622
Denmark — 1.2%
Coloplast A/S, Class B	35,235	5,522,705
H Lundbeck A/S (b)	145,448	3,949,738
Novo Nordisk A/S, Class B (b)	98,898	9,512,511
		18,984,954
Finland — 0.8%
Huhtamaki Oyj (b)	34,915	1,574,345
Kone Oyj, Class B	63,423	4,447,319
Nanoform Finland plc (a) (b)	272,623	2,567,602
Nordea Bank Abp (b)	45,433	588,954
Sampo Oyj, Shares - A (b)	75,138	3,728,366
		12,906,586
France — 1.1%
Carrefour SA	30,150	542,714
Electricite de France SA	196,856	2,472,089
L'Oreal SA	21,177	8,740,219
LVMH Moet Hennessy Louis Vuitton SE	8,280	5,920,730
		17,675,752
Greece — 0.0%
Tsakos Energy Navigation, Ltd.	35,188	376,512

Hong Kong — 0.8%
AIA Group, Ltd.	232,600	2,678,189
CECEP COSTIN New Materials Group, Ltd. (a) (c) (d)	1,736,000	—
China Mobile, Ltd.	196,000	1,180,329
CK Hutchison Holdings, Ltd.	221,500	1,468,837
Duiba Group, Ltd. (a)	148,619	32,691

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Hi Sun Technology China, Ltd. (a) (e)	81,000	$13,283
Hong Kong Exchanges & Clearing, Ltd.	30,097	1,826,836
Hua Han Health Industry Holdings, Ltd. (c) (d)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	298,201
Shangri-La Asia, Ltd. (a)	1,934,000	1,531,796
Sino Biopharmaceutical, Ltd.	4,667,916	3,890,628
Swire Pacific, Ltd., Class A	140,500	832,768
		13,753,558
Ireland — 0.1%
Accenture plc, Class A (b)	2,146	686,548
Allegion plc	892	117,905
Medtronic plc (b)	9,461	1,185,936
		1,990,389
Japan — 6.4%
Amano Corp.	176,100	4,526,181
BML, Inc.	95,100	3,611,321
Bunka Shutter Co., Ltd. (e)	195,600	1,982,088
DTS Corp.	35,900	826,644
Ezaki Glico Co., Ltd. (e)	128,000	4,870,067
Fukuda Corp.	5,800	262,014
Fukuda Denshi Co., Ltd.	6,100	531,124
Fukushima Industries Corp.	26,100	1,158,135
Glory, Ltd.	97,900	2,181,781
H.U. Group Holdings (e)	129,400	3,500,107
Hakuhodo DY Holdings, Inc. (e)	338,800	5,845,037
Hitachi, Ltd.	110,700	6,563,824
Hogy Medical Co., Ltd.	143,800	4,105,172
Icom, Inc.	4,800	104,666
Inpex Corp.	185,800	1,454,107
Japan Petroleum Exploration Co., Ltd.	21,800	410,317
Japan Steel Works, Ltd. (The)	18,000	468,034
Kamigumi Co., Ltd.	38,400	807,993
Kato Sangyo Co., Ltd.	5,100	151,476
KYORIN Holdings, Inc.	34,300	547,152
Mitsubishi Corp.	71,200	2,227,327
Mitsubishi Estate Co., Ltd.	243,300	3,874,582
Mitsui & Co., Ltd.	80,700	1,750,644
Mitsui Fudosan Co., Ltd. (e)	190,300	4,532,928
Morinaga & Co., Ltd.	140,500	5,191,327
NEC Corp.	8,600	466,854
Nippon Densetsu Kogyo Co., Ltd.	9,400	159,352
Nohmi Bosai, Ltd.	43,600	806,823
Noritz Corp.	75,000	1,226,963
OKUMA Corp.	80,600	3,914,387
Organo Corp.	11,500	706,659
Secom Co., Ltd.	64,000	4,644,104
Sekisui Jushi Corp.	2,300	43,889
Seven Bank, Ltd.	1,668,100	3,723,489
Shibuya Corp.	17,400	479,870
Sinko Industries, Ltd.	67,700	1,294,820

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

SK Kaken Co., Ltd.	7,700	$2,668,322
Sumitomo Warehouse Co., Ltd. (The)	354,500	5,809,404
Suzuken Co., Ltd.	44,400	1,302,362
Tachi-S Co., Ltd. (e)	12,300	140,314
Takeuchi Manufacturing Co., Ltd.	172,300	3,985,638
TKC Corp.	18,200	572,137
Toei Co., Ltd. (e)	37,500	7,396,348
Toho Holdings Co., Ltd.	4,600	75,064
TV Asahi Holdings Corp.	257,700	4,042,454
West Japan Railway Co. (e)	10,100	502,953
		105,446,254
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC - GDR (f)	17,505	297,553
NAC Kazatomprom JSC - GDR	9,699	340,126
NAC Kazatomprom JSC - GDR, 144A Shares (c) (h)	73,742	2,592,277
		3,229,956
Lebanon — 0.0%
Solidere - ADR (a) (c) (d)	38,451	170,146

Malaysia — 0.0%
Oriental Holdings Berhad	125,000	152,367

Malta — 0.2%
Kambi Group plc (a)	115,837	2,744,936

Mexico — 0.1%
Fresnillo plc	75,046	789,319

Netherlands — 0.0%
NXP Semiconductors NV	620	121,439

Norway — 0.0%
XXL ASA (a) (h)	24,163	45,290

Puerto Rico — 0.1%
Popular, Inc.	10,637	826,176

Russia — 1.1%
Etalon Group plc - GDR (f)	599,848	940,562
Etalon Group plc - GDR - LSE Shares (f)	20,627	31,967
Federal Grid Co. Unified Energy System PJSC	1,019,443,892	2,597,247
Gazprom PJSC	1,021,027	5,057,955
Lenta, Ltd. - GDR (a) (f)	275,405	816,802
LSR Group PJSC	92,947	962,249
Moscow Exchange MICEX-RTS PJSC	120,577	287,897
Polyus PJSC - GDR (f)	24,475	2,002,934

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

RusHydro PJSC	305,323,380	$3,386,233
Sberbank of Russia PJSC	370,664	1,725,009
VTB Bank PJSC (a)	901,080,000	642,728
		18,451,583
Singapore — 1.0%
First Resources, Ltd.	1,010,400	1,202,488
Golden Agri-Resources, Ltd.	15,967,600	2,746,067
Sea, Ltd. - ADR (a)	35,712	11,382,486
Yoma Strategic Holdings, Ltd. (a) (e)	2,756,300	254,882
		15,585,923
South Africa — 0.1%
Gold Fields, Ltd.	139,576	1,136,813
Harmony Gold Mining Co., Ltd. - SPADR	201,232	633,881
Impala Platinum Holdings, Ltd.	34,475	385,714
		2,156,408
South Korea — 0.6%
DL E&C Co., Ltd. (a)	2,489	277,544
GS Holdings Corp.	7,549	283,073
Hankook Technology Group Co., Ltd.	63,369	841,534
Korea Electric Power Corp.	25,851	512,891
Korea Electric Power Corp. - SPADR (e)	106,105	1,047,256
Korean Reinsurance Co.	52,357	419,238
KT Corp.	24,897	679,368
KT Corp. - SPADR	289,036	3,936,670
LG Corp.	5,088	395,711
LG Uplus Corp.	97,802	1,227,886
LX Holdings Corp. (a)	2,467	19,712
Pyeong Hwa Automotive Co., Ltd.	23,013	218,820
		9,859,703
Spain — 0.2%
Amadeus IT Group SA (a)	60,994	4,006,849

Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	475,343

Sweden — 1.7%
Atlas Copco AB, Shares - B (b)	12,981	663,583
Autoliv, Inc.	3,886	333,108
Boule Diagnostics AB	33,617	197,813
Desenio Group AB (a) (b)	49,055	165,229
Eastnine AB	155,935	2,567,261
Essity AB, Class B (b)	42,698	1,325,279
Fortnox AB (b)	34,129	2,052,792
Greater Than AB (a)	201,230	2,297,223
Hexagon AB, Shares - B (b)	72,590	1,118,479
Infant Bacterial Therapeutics AB (a)	28,079	259,622

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Investor AB, Shares - B (b)	160,633	$3,439,430
Karnov Group AB (b)	134,779	821,523
Lindab International AB (b)	28,981	731,649
Nolato AB, Shares - B (b)	121,583	1,441,848
Nordic Entertainment Group AB, Class B (a) (b)	79,897	4,291,737
Skandinaviska Enskilda Banken AB, Class A (b)	194,712	2,743,517
Swedish Match AB	6,486	56,796
Veoneer, Inc. - SDR (a) (b)	15,750	536,950
Vimian Group AB (a) (b)	203,578	1,961,896
		27,005,735
Switzerland — 0.0%
Chubb, Ltd. (b)	1,450	251,546
Garmin, Ltd. (b)	1,901	295,529
		547,075
Thailand — 0.0%
Kasikornbank PCL, Class F	81,100	315,550

Turkey — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	1,277,987	257,127
Turkiye Halk Bankasi AS (a)	1,186,169	571,963
		829,090
Ukraine — 0.2%
Astarta Holding NV	45,135	554,026
Kernel Holding SA	112,506	1,700,196
MHP SE - GDR - OTC Shares (f)	236,097	1,737,843
		3,992,065
United Kingdom — 0.9%
Diageo plc	117,559	5,664,352
Gabriel Resources, Ltd. (a)	1,962,000	364,022
IHS Markit, Ltd. (b)	1,518	177,029
InterContinental Hotels Group plc (a)	3,373	216,287
Janus Henderson Group plc	7,734	319,646
nVent Electric plc	11,689	377,905
Stolt-Nielsen, Ltd.	63,405	888,429
Unilever plc	116,128	6,277,651
Willis Towers Watson plc (b)	154	35,799
Yellow Cake plc (a) (e) (h)	221,766	965,624
		15,286,744
Total Foreign Common Stocks (Cost $429,048,112)		539,989,607
Total Common Stocks (Cost $800,977,611)		1,039,385,194

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Participation Notes — 0.7%
UBS AG, Beijing Balance Medical Technology Co., Ltd., Equity Linked Notes, Expiring 09/16/22 (China) (a) (c)	23,670	937,694
UBS AG, KBC Corp Ltd., Equity Linked Notes, Expiring 07/29/22 (China) (a) (c)	60,000	3,258,699
UBS AG, Raytron Technology Co., Ltd., Equity Linked Notes, Expiring 10/18/21 (China) (a) (c)	159,039	2,158,589
UBS AG, Shanghai Zhonggu Logistics, Equity Linked Notes, Expiring 03/02/22 (China) (a) (c)	617,500	2,964,697
UBS AG, Sobute New Materials Co., Ltd., Equity Linked Notes, Expiring 08/18/22 (China) (a) (c)	236,160	666,583
UBS AG, Weichai Power Co., Ltd., Equity Linked Notes, Expiring 12/10/21 (China) (a) (c) (g)	365,854	959,164
Total Participation Notes (Cost $9,150,222)		10,945,426

Structured Notes — 0.0%
Royal Bank of Canada, Canadian Imperial Bank Of Commerce; National Bank Of Canada; Royal Bank Of Canada; The Toronto-Dominion Bank, Dividend Linked Notes, Expiring 12/31/21 (Canada) (a) (b) (c) (d) (Cost $197,330)	$310,800	$245,352

	Number of Contracts	Value

Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $77,784)	367,492	264,594

Warrants — 0.1%
Algernon Pharmaceuticals, Inc., Expiring 05/13/22 (Canada) (a) (c) (d)	52,700	—
Bigg Digital Assets, Inc., Expiring 04/16/23 (Canada) (a) (c) (d)	34,150	630
Braxia Scientific Corp., Expiring 06/11/22 (Canada) (a) (c) (d)	37,900	—
Chorus Aviation, Inc., Expiring 04/06/22 (Canada) (a)	29,200	2,767
Cypress Dev Corp., Expiring 03/22/24 (Canada) (a) (c) (d)	63,100	14,923
Decklar Resources Inc., Expiring 05/25/22 (Canada) (a) (c) (d)	13,675	133
Denilson Mines Corp., Expiring 03/22/23 (Canada) (a) (c) (d)	30,700	2,117
Drone Delivery Corp., Expiring 12/22/22 (Canada) (a)	41,050	5,510
dynaCERT, Inc., Expiring 06/18/22 (Canada) (a)	84,950	4,024
E3 Metals Corp., Expiring 02/08/23 (Canada) (a) (c) (d)	78,900	29,237
Else Nutrition Holdings, Inc., Expiring 10/06/22 (Canada) (a)	2,800	1,216
Entourage Health Corp., Expiring 03/12/23 (Canada) (a)	150,400	5,343
Excelsior Mining Corp., Expiring 08/22/22 (Canada) (a)	141,100	4,456
Gold Mountain Mining Corp., Expiring 06/24/23 (Canada) (a) (c) (d)	13,950	745
Gryphon Digital Mining Wts, Expiring 06/30/24 (United States) (a) (c) (d) (g)	10,298	149,607
High Tide, Inc., Expiring 02/23/24 (Canada) (a)	95,450	13,188
Kirkland Lake Gold, Inc., Expiring 12/03/21 (Canada) (a) (c) (d)	26,650	1
Northern Genesis Acquisition Corp. III, Expiring 12/31/27 (United States) (a)	12,000	10,680
Numinus Wellness, Inc., Expiring 03/19/23 (Canada) (a)	30,550	3,015
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (c) (d)	45,000	29,151
Osisko Green Acquisition, Ltd., Expiring 09/08/29 (Canada) (a) (c) (d) (g)	32,870	25,951
Osisko Mining, Inc., Expiring 12/23/21 (Canada) (a) (c) (d)	45,150	—
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (c) (d)	85,700	2,556
RHC Helium, Ltd., Expiring 06/08/23 (Canada) (a)	375,000	48,851
Rritual Superfoods, Inc., Expiring 03/05/24 (Canada) (a)	103,950	7,386
Saturn Oil & Gas, Inc., Expiring 06/04/23 (Canada) (a)	422,000	16,659
Solaris Resources, Inc., Expiring 12/30/22 (Canada) (a) (c) (d)	8,300	29,717

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Contracts	Value

Sun Summit Minerals Corp., Expiring 11/29/21 (Canada) (a) (c) (d)	30,550	$516
Synaptive Medical, Inc., Expiring 12/06/22 (United States) (a) (c) (d) (g)	37,142	3,399
Talon Metals Corp., Expiring 03/18/22 (British Virgin Islands) (a) (c) (d)	141,050	951
The Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (c) (d)	37,950	4,757
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (c) (d)	43,100	15,014
The Very Good Food Co., Expiring 01/02/23 (Canada) (a) (c) (d)	4,500	138
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c) (d)	75,000	272,226
Vizsla Silver Corp., Expiring 12/03/22 (Canada) (a) (c)	23,950	1,312
Total Warrants (Cost $211,557)		706,176

	Principal Amount	Value

Convertible Bonds — 0.0%

Airlines — 0.0%
Air Canada, 4.000%, 07/01/25(b)	$248,300	354,953

Technology — 0.0%
Gryphon Digital Mining, Inc., 10.000%, 07/27/23(c) (g)	97,700	324,217
Total Convertible Bonds (Cost $346,000)		679,170

US Treasury Bonds/Notes — 5.2%
US Treasury Note, 0.125%, 12/31/22	4,450,000	4,448,783
US Treasury Note, 0.125%, 01/31/23	4,087,000	4,085,084
US Treasury Note, 1.500%, 03/31/23	3,823,000	3,897,967
US Treasury Note, 0.125%, 03/31/23	3,361,000	3,357,849
US Treasury Note, 0.250%, 06/15/23(e)	4,063,000	4,063,952
US Treasury Note, 1.375%, 09/30/23	3,139,000	3,207,175
US Treasury Note, 0.125%, 10/15/23	3,122,000	3,110,780
US Treasury Note, 0.125%, 12/15/23	3,852,000	3,833,643
US Treasury Note, 0.250%, 03/15/24	4,829,000	4,811,834
US Treasury Note, 2.500%, 05/15/24	1,721,000	1,813,504
US Treasury Note, 0.250%, 06/15/24	4,337,000	4,312,266
US Treasury Note, 0.375%, 07/15/24	3,535,000	3,524,782
US Treasury Note, 0.375%, 09/15/24	5,900,000	5,874,648
US Treasury Note, 1.500%, 09/30/24	4,264,000	4,387,756
US Treasury Note, 1.375%, 01/31/25	4,618,000	4,733,270
US Treasury Note, 2.125%, 05/15/25(e)	2,070,000	2,174,955
US Treasury Note, 0.250%, 05/31/25	3,770,000	3,705,203
US Treasury Note, 2.250%, 11/15/25	2,546,000	2,692,097
US Treasury Note, 0.375%, 11/30/25	2,722,900	2,670,038
US Treasury Note, 0.375%, 01/31/26	7,310,000	7,150,379
US Treasury Note, 0.875%, 06/30/26	6,622,000	6,595,874
Total US Treasury Bonds/Notes (Cost $84,027,377)		84,451,839

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Acquired Funds — 20.2%

Exchange-Traded Funds (ETFs) — 4.9%
Financial Select Sector SPDR Fund	1,850,812	$69,460,974
Vanguard Financials ETF (e)	109,349	10,131,185
		79,592,159
Private Investment Funds (i) — 15.3%
Bellus Ventures II, LP (a) (c) (d) (g)		$9,453,956
Canyon Value Realization Fund, LP (a) (c) (d) (g)		34,025,452
Eversept Global Healthcare Fund, LP (a) (c) (d) (g)		34,548,211
Farallon Capital Institutional Partners, LP (a) (c) (d) (g)		974,953
GSA Trend Fund, Ltd. (a) (c) (d) (g)	156,178	14,586,953
Helikon Long Short Equity Fund ICAV (a) (c) (d) (g)	13,305	18,538,440
Honeycomb Partners, LP (a) (c) (d) (g)		60,730,597
Neo Ivy Capital Fund, LP (a) (c) (d) (g)		9,529,066
Northwest Feilong Fund, Ltd. (a) (c) (d) (g)	7,235	17,040,800
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (d) (g)	2,430	4,925,570
Radcliffe Domestic SPAC Fund, LP (a) (c) (d) (g)		29,543,116
Voloridge Fund, LP (a) (c) (d) (g)		16,352,957
		250,250,071
Total Acquired Funds (Cost $238,045,012)		329,842,230

Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGAA, 0.26% (Germany)	3,619	296,297
Hyundai Motor Co., Ltd., 4.42% (South Korea)	20,720	1,655,346
Qurate Retail, Inc., 8.00% (United States) (a)	2,003	216,624
Synaptive Medical, Inc., 0.00% (Canada) (a) (c) (d) (g)	74,285	185,713
Total Preferred Stocks (Cost $1,811,683)		2,353,980

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Calls — 0.0%
West Fraser Timber Co, Ltd., Notional Amount $528,000, Strike Price $96 Expiring 10/15/2021 (Canada)	55	$45,378
Total Calls (Cost $30,830)		45,378

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Contracts	Value

Puts — 0.0%
Fastighets AB Balder, Notional Amount $10,203,000, Strike Price $570 Expiring 12/17/2021 (Sweden)	179	$106,835
Getinge AB, Notional Amount $4,374,000, Strike Price $270 Expiring 12/17/2021 (Sweden)	162	5,088
Stora Enso Oyj, Notional Amount $19,038,500, Strike Price $145 Expiring 12/17/2021 (Sweden)	1,313	92,989
Svenska Cellulosa AB, Notional Amount $2,730,000, Strike Price $150 Expiring 12/17/2021 (Sweden)	182	30,145
Svenska Cellulosa AB, Notional Amount $27,499,500, Strike Price $135 Expiring 12/17/2021 (Sweden)	2,037	127,976
Total Puts (Cost $236,305)		363,033
Total Purchased Option Contracts (Cost $267,135)		408,411

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (c) (d) (g)	260,322	—

	Principal Amount	Value

Short-Term Investments — 13.3%

Repurchase Agreement — 5.2%
Fixed Income Clearing Corp. issued on 09/30/21 (proceeds at maturity $85,622,892) (collateralized by US Treasury Inflation Indexed Notes, due 04/15/22 with a total par value of $1,791,900 and a total market value of $2,040,089; US Treasury Notes, due 06/30/28 with a total par value of $85,288,700 and a total market value of $85,295,353), 0.000%, 10/01/21 (Cost $85,622,892)	$85,622,892	$85,622,892

Unaffiliated Investment Company — 0.5%
State Street Navigator Securities Lending Government Money, 0.03%, (j) (k) (Cost $8,704,629)	8,704,629	8,704,629

US Treasury Bills (l) — 7.6%
US Treasury Bill, 0.043%, 10/12/21	100,000,000	99,998,740
US Treasury Bill, 0.050%, 11/04/21(m)	25,000,000	24,998,831
Total US Treasury Bills (Cost $124,997,571)		124,997,571
Total Short-Term Investments (Cost $219,325,092)		219,325,092

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

Total Investments — 103.2% (Cost $1,354,436,803)	$1,688,607,463
Liabilities in Excess of Other Assets — (3.2)%	(52,530,501)
Net Assets — 100.0%	$1,636,076,962

	Number of Shares	Value

Securities Sold Short — (5.6)%

Common Stocks — (5.6)%

US Common Stocks — (2.9)%

Aerospace & Defense — (0.1)%
Boeing Co. (The) (a)	(932)	$(204,984)
HEICO Corp.	(2,249)	(296,575)
Virgin Galactic Holdings, Inc. (a)	(14,710)	(372,163)
		(873,722)
Airlines — (0.0)%
American Airlines Group, Inc. (a)	(22,483)	(461,351)
United Airlines Holdings, Inc. (a)	(3,147)	(149,703)
		(611,054)
Auto Components — (0.1)%
BorgWarner, Inc.	(6,223)	(268,896)
Fox Factory Holding Corp. (a)	(1,779)	(257,137)
QuantumScape Corp. (a)	(15,905)	(390,309)
		(916,342)
Automobiles — (0.0)%
Thor Industries, Inc.	(3,070)	(376,873)

Beverages — (0.0)%
Molson Coors Beverage Co., Class B	(5,565)	(258,105)

Biotechnology — (0.2)%
Acceleron Pharma, Inc. (a)	(1,273)	(219,083)
Alnylam Pharmaceuticals, Inc. (a)	(2,471)	(466,550)
Exact Sciences Corp. (a)	(5,831)	(556,569)
Horizon Therapeutics plc (a)	(781)	(85,551)
Ionis Pharmaceuticals, Inc. (a)	(6,907)	(231,661)
Iovance Biotherapeutics, Inc. (a)	(10,416)	(256,859)
Ligand Pharmaceuticals, Inc. (a)	(2,946)	(410,437)
Mirati Therapeutics, Inc. (a)	(2,326)	(411,493)
Natera, Inc. (a)	(512)	(57,057)
Ultragenyx Pharmaceutical, Inc. (a)	(2,063)	(186,062)
		(2,881,322)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Building Products — (0.0)%
Trex Co., Inc. (a)	(5,796)	$(590,786)

Chemicals — (0.1)%
Albemarle Corp.	(3,165)	(693,040)
Avient Corp.	(5,268)	(244,172)
Chemours Co. (The)	(3,660)	(106,360)
International Flavors & Fragrances, Inc.	(423)	(56,564)
		(1,100,136)
Commercial Banks — (0.2)%
Commerce Bancshares, Inc.	(396)	(27,593)
Cullen/Frost Bankers, Inc.	(270)	(32,027)
East West Bancorp, Inc.	(1,401)	(108,634)
First Citizens BancShares, Inc., Class A	(316)	(266,442)
First Financial Bankshares, Inc.	(5,626)	(258,515)
First Republic Bank	(2,181)	(420,671)
Huntington Bancshares, Inc.	(35,946)	(555,725)
Pinnacle Financial Partners, Inc.	(647)	(60,870)
PNC Financial Services Group, Inc. (The)	(1,120)	(219,117)
Signature Bank/New York NY	(1,228)	(334,360)
SVB Financial Group (a)	(343)	(221,880)
United Bankshares, Inc.	(1,228)	(44,675)
Valley National Bancorp	(2,249)	(29,934)
Western Alliance Bancorp	(1,820)	(198,052)
		(2,778,495)
Commercial Services & Supplies — (0.0)%
Brink's Co. (The)	(3,688)	(233,450)
IAA, Inc. (a)	(959)	(52,333)
KAR Auction Services, Inc. (a)	(9,032)	(148,034)
Tetra Tech, Inc.	(221)	(33,004)
		(466,821)
Communications Equipment — (0.0)%
F5 Networks, Inc. (a)	(461)	(91,638)
Viasat, Inc. (a)	(3,539)	(194,893)
		(286,531)
Construction & Engineering — (0.0)%
Fluor Corp. (a)	(29,282)	(467,634)

Consumer Finance — (0.0)%
LendingTree, Inc. (a)	(657)	(91,868)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Containers & Packaging — (0.0)%
Ball Corp.	(1,177)	$(105,895)

Diversified Consumer Services — (0.1)%
Bright Horizons Family Solutions, Inc. (a)	(2,640)	(368,069)
Chegg, Inc. (a)	(7,525)	(511,851)
WW International, Inc. (a)	(1,249)	(22,794)
		(902,714)
Electric Utilities — (0.0)%
Avangrid, Inc.	(1,726)	(83,884)

Electrical Equipment — (0.1)%
ChargePoint Holdings, Inc. (a)	(2,908)	(58,131)
Plug Power, Inc. (a)	(17,952)	(458,494)
Sunrun, Inc. (a)	(7,785)	(342,540)
		(859,165)
Electronic Equipment, Instruments & Components — (0.0)%
II-VI, Inc. (a)	(7,767)	(461,049)

Energy Equipment & Services — (0.0)%
Baker Hughes Co.	(3,456)	(85,467)
ChampionX Corp. (a)	(1,030)	(23,031)
		(108,498)
Food & Staples Retailing — (0.0)%
Grocery Outlet Holding Corp. (a)	(14,606)	(315,051)

Food Products — (0.1)%
Beyond Meat, Inc. (a)	(14,920)	(1,570,479)
Freshpet, Inc. (a)	(632)	(90,180)
Hain Celestial Group, Inc. (The) (a)	(380)	(16,256)
Hormel Foods Corp.	(11,593)	(475,313)
		(2,152,228)
Gas Utilities — (0.0)%
New Jersey Resources Corp.	(4,142)	(144,183)

Health Care Equipment & Supplies — (0.0)%
Dexcom, Inc. (a)	(436)	(238,431)
Insulet Corp. (a)	(333)	(94,649)
Penumbra, Inc. (a)	(748)	(199,342)
		(532,422)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Health Care Providers & Services — (0.1)%
Encompass Health Corp.	(319)	$(23,938)
Guardant Health, Inc. (a)	(644)	(80,506)
HealthEquity, Inc. (a)	(6,523)	(422,429)
LHC Group, Inc. (a)	(864)	(135,570)
Progyny, Inc. (a)	(7,703)	(431,368)
		(1,093,811)
Hotels, Restaurants & Leisure — (0.2)%
Caesars Entertainment, Inc. (a)	(3,224)	(361,991)
Carnival Corp. (a)	(20,910)	(522,959)
Choice Hotels International, Inc.	(3,067)	(387,577)
DraftKings, Inc., Class A (a)	(14,417)	(694,323)
Norwegian Cruise Line Holdings, Ltd. (a)	(13,773)	(367,877)
Planet Fitness, Inc., Class A (a)	(2,669)	(209,650)
Royal Caribbean Cruises, Ltd. (a)	(8,378)	(745,223)
Wingstop, Inc.	(870)	(142,619)
Wynn Resorts, Ltd. (a)	(5,499)	(466,040)
		(3,898,259)
Household Durables — (0.0)%
Helen of Troy, Ltd. (a)	(441)	(99,084)
Leggett & Platt, Inc.	(7,401)	(331,861)
TopBuild Corp. (a)	(381)	(78,033)
		(508,978)
Household Products — (0.0)%
Energizer Holdings, Inc.	(6,271)	(244,883)

Industrial Conglomerates — (0.0)%
Honeywell International, Inc.	(714)	(151,568)

Insurance — (0.0)%
American International Group, Inc.	(3,665)	(201,172)
Aon plc, Class A	(604)	(172,605)
Cincinnati Financial Corp.	(944)	(107,824)
Lincoln National Corp.	(2,461)	(169,194)
		(650,795)
Internet & Catalog Retail — (0.0)%
Chewy, Inc., Class A (a)	(3,212)	(218,769)
eBay, Inc.	(1,108)	(77,194)
Wayfair, Inc., Class A (a)	(758)	(193,677)
		(489,640)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Internet Software & Services — (0.1)%
Match Group, Inc. (a)	(1,382)	$(216,960)
TripAdvisor, Inc. (a)	(8,110)	(274,524)
Uber Technologies, Inc. (a)	(10,966)	(491,277)
		(982,761)
IT Services — (0.1)%
Fastly, Inc., Class A (a)	(13,318)	(538,580)
Sabre Corp. (a)	(53,555)	(634,091)
Shift4 Payments, Inc., Class A (a)	(4,599)	(356,514)
Switch, Inc., Class A	(6,127)	(155,565)
		(1,684,750)
Leisure Equipment & Products — (0.0)%
Callaway Golf Co. (a)	(4,816)	(133,066)
Peloton Interactive, Inc., Class A (a)	(5,410)	(470,941)
		(604,007)
Life Sciences Tools & Services — (0.0)%
10X Genomics, Inc., Class A (a)	(1,534)	(223,320)
Adaptive Biotechnologies Corp. (a)	(4,295)	(145,987)
PPD, Inc. (a)	(2,366)	(110,705)
Repligen Corp. (a)	(449)	(129,757)
		(609,769)
Machinery — (0.1)%
Colfax Corp. (a)	(2,959)	(135,818)
Kennametal, Inc.	(6,706)	(229,546)
Trinity Industries, Inc.	(14,759)	(401,002)
Woodward, Inc.	(2,226)	(251,983)
		(1,018,349)
Media — (0.1)%
Cable One, Inc.	(39)	(70,712)
Cinemark Holdings, Inc. (a)	(14,551)	(279,525)
DISH Network Corp., Class A (a)	(9,627)	(418,389)
Live Nation Entertainment, Inc. (a)	(3,557)	(324,149)
		(1,092,775)
Metals & Mining — (0.0)%
Cleveland-Cliffs, Inc. (a)	(6,852)	(135,738)
Compass Minerals International, Inc.	(515)	(33,166)
Hycroft Mining Holding Corp. (a)	(68,700)	(102,363)
		(271,267)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Multi-Utilities — (0.0)%
CenterPoint Energy, Inc.	(31,503)	$(774,974)

Multiline Retail — (0.0)%
Nordstrom, Inc. (a)	(11,081)	(293,092)
Ollie's Bargain Outlet Holdings, Inc. (a)	(967)	(58,291)
		(351,383)
Oil, Gas & Consumable Fuels — (0.1)%
EQT Corp. (a)	(3,343)	(68,398)
Hess Corp.	(1,053)	(82,250)
Murphy Oil Corp.	(9,641)	(240,736)
New Fortress Energy, Inc.	(12,005)	(333,139)
Phillips 66	(2,948)	(206,448)
Valero Energy Corp.	(2,471)	(174,378)
		(1,105,349)
Pharmaceuticals — (0.0)%
Catalent, Inc. (a)	(412)	(54,825)
Elanco Animal Health, Inc. (a)	(5,075)	(161,842)
Nektar Therapeutics (a)	(1,456)	(26,150)
Royalty Pharma plc, Class A	(2,226)	(80,448)
Viatris, Inc.	(4,044)	(54,796)
		(378,061)
Professional Services — (0.0)%
Dun & Bradstreet Holdings, Inc. (a)	(2,355)	(39,588)
FTI Consulting, Inc. (a)	(1,066)	(143,590)
		(183,178)
Real Estate Investment Trusts (REITs) — (0.3)%
Americold Realty Trust	(3,015)	(87,586)
Digital Realty Trust, Inc.	(368)	(53,158)
EPR Properties	(2,329)	(115,006)
Federal Realty Investment Trust	(2,617)	(308,780)
Host Hotels & Resorts, Inc. (a)	(4,923)	(80,393)
Iron Mountain, Inc.	(6,104)	(265,219)
Kimco Realty Corp.	(23,361)	(484,741)
Medical Properties Trust, Inc.	(4,980)	(99,949)
Park Hotels & Resorts, Inc. (a)	(8,070)	(154,460)
Pebblebrook Hotel Trust	(35,970)	(806,088)
Rayonier, Inc.	(5,630)	(200,878)
Realty Income Corp.	(4,181)	(271,180)
Simon Property Group, Inc.	(352)	(45,749)
SL Green Realty Corp.	(4,863)	(344,495)
Spirit Realty Capital, Inc.	(1,764)	(81,215)
STORE Capital Corp.	(17,119)	(548,322)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

UDR, Inc.	(2,232)	$(118,251)
Ventas, Inc.	(832)	(45,935)
Welltower, Inc.	(14,331)	(1,180,874)
		(5,292,279)
Road & Rail — (0.0)%
Lyft, Inc., Class A (a)	(761)	(40,782)

Semiconductors & Semiconductor Equipment — (0.1)%
Enphase Energy, Inc. (a)	(1,511)	(226,605)
Entegris, Inc.	(1,750)	(220,325)
Lattice Semiconductor Corp. (a)	(513)	(33,165)
Marvell Technology, Inc.	(4,903)	(295,700)
Silicon Laboratories, Inc. (a)	(1,859)	(260,557)
Synaptics, Inc. (a)	(888)	(159,600)
Wolfspeed, Inc. (a)	(7,496)	(605,152)
		(1,801,104)
Software — (0.2)%
Aspen Technology, Inc. (a)	(792)	(97,258)
Bill.com Holdings, Inc. (a)	(2,453)	(654,828)
Ceridian HCM Holding, Inc. (a)	(2,035)	(229,182)
Cloudflare, Inc., Class A (a)	(1,492)	(168,074)
Coupa Software, Inc. (a)	(1,722)	(377,428)
Everbridge, Inc. (a)	(2,209)	(333,647)
Five9, Inc. (a)	(189)	(30,191)
Nuance Communications, Inc. (a)	(734)	(40,399)
RingCentral, Inc., Class A (a)	(1,420)	(308,850)
Sailpoint Technologies Holdings, Inc. (a)	(5,675)	(243,344)
Splunk, Inc. (a)	(339)	(49,057)
Voyager Digital, Ltd. (a)	(25,355)	(255,232)
Zendesk, Inc. (a)	(257)	(29,912)
		(2,817,402)
Specialty Retail — (0.2)%
Avis Budget Group, Inc. (a)	(2,282)	(265,876)
Burlington Stores, Inc. (a)	(1,284)	(364,104)
CarMax, Inc. (a)	(330)	(42,227)
Carvana Co. (a)	(363)	(109,459)
Floor & Decor Holdings, Inc., Class A (a)	(676)	(81,654)
GameStop Corp., Class A (a)	(4,787)	(839,975)
RH (a)	(262)	(174,730)
Vroom, Inc. (a)	(32,289)	(712,618)
		(2,590,643)
Textiles, Apparel & Luxury Goods — (0.0)%
Carter's, Inc.	(755)	(73,416)
PVH Corp. (a)	(4,163)	(427,915)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Under Armour, Inc., Class A (a)	(4,701)	$(94,866)
VF Corp.	(1,798)	(120,448)
		(716,645)
Wireless Telecommunication Services — (0.0)%
T-Mobile US, Inc. (a)	(377)	(48,166)
Total US Common Stocks (Proceeds $46,387,893)		(46,766,356)

Foreign Common Stocks — (2.8)%

Argentina — (0.0)%
MercadoLibre, Inc. (a)	(258)	(433,285)

Bermuda — (0.0)%
Assured Guaranty, Ltd.	(605)	(28,320)

Canada — (0.4)%
AcuityAds Holdings, Inc. (a)	(33,300)	(223,209)
American Lithium Corp. (a)	(32,900)	(64,418)
Badger Infrastructure Solution	(5,400)	(144,315)
BBTV Holdings, Inc. (a)	(16,200)	(76,741)
Bragg Gaming Group, Inc. (a)	(4,235)	(40,658)
Canada Goose Holdings, Inc. (a)	(9,600)	(342,814)
Canadian Tire Corp., Ltd., Class A	(2,900)	(405,808)
CCL Industries, Inc., Class B	(3,900)	(201,990)
Centerra Gold, Inc.	(18,700)	(127,708)
DIRTT Environmental Solutions (a)	(30,000)	(92,847)
Dollarama, Inc.	(7,300)	(316,645)
Fobi Ai, Inc. (a)	(30,300)	(71,288)
Fortuna Silver Mines, Inc. (a)	(33,500)	(131,715)
Gold Mountain Mining Corp. (a)	(14,000)	(20,006)
Goodfood Market Corp. (a)	(37,300)	(260,917)
Laurentian Bank of Canada	(11,700)	(371,341)
Linamar Corp.	(5,700)	(295,981)
Lululemon Athletica, Inc. (a)	(1,000)	(404,700)
Lundin Mining Corp.	(33,100)	(238,071)
Magnet Forensics, Inc. (a)	(4,500)	(151,172)
Maple Leaf Foods, Inc.	(13,700)	(278,413)
Nuvei Corp. (a) (h)	(4,200)	(481,146)
Ritchie Bros Auctioneers, Inc.	(3,100)	(191,296)
Saputo, Inc.	(9,800)	(249,217)
Savaria Corp.	(6,200)	(100,347)
Sphere 3D Corp. (a)	(25,300)	(150,282)
Transat AT, Inc. (a)	(44,900)	(157,395)
Village Farms International, Inc. (a)	(15,200)	(126,967)
Well Health Technologies Corp. (a)	(21,900)	(122,416)
		(5,839,823)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Denmark — (0.3)%
Ambu A/S, Class B	(27,057)	$(799,214)
GN Store Nord A/S	(19,635)	(1,338,145)
Netcompany Group A/S (h)	(7,290)	(838,067)
NNIT A/S (h)	(25,742)	(489,461)
Novozymes A/S, Shares - B	(16,550)	(1,133,058)
		(4,597,945)
Finland — (0.2)%
Citycon Oyj	(35,726)	(285,727)
Orion Oyj, Class B	(33,146)	(1,311,956)
Stora Enso Oyj, Shares - R	(35,439)	(588,436)
TietoEVRY Oyj	(31,895)	(956,458)
		(3,142,577)
Ireland — (0.0)%
Aptiv plc (a)	(925)	(137,797)
Perrigo Co., plc	(1,808)	(85,573)
		(223,370)
Israel — (0.0)%
SolarEdge Technologies, Inc. (a)	(2,086)	(553,249)

Malta — (0.0)%
Kindred Group plc	(28,930)	(434,416)

Norway — (0.2)%
Mowi ASA	(70,782)	(1,786,377)
Orkla ASA	(43,458)	(398,263)
Pexip Holding ASA (a)	(43,728)	(351,857)
Protector Forsikring ASA	(11,019)	(110,642)
		(2,647,139)
Panama — (0.0)%
Copa Holdings SA, Class A (a)	(996)	(81,054)

Sweden — (1.6)%
AAK AB	(64,904)	(1,395,520)
Assa Abloy AB, Class B	(38,937)	(1,128,987)
Betsson AB, Class B (a)	(51,861)	(430,225)
Bilia AB, Class A	(9,634)	(173,723)
Cellavision AB	(9,845)	(437,658)
Clas Ohlson AB, Shares - B	(42,804)	(439,821)
Electrolux AB, Series B	(61,538)	(1,421,062)
Embracer Group AB (a)	(102,672)	(987,017)
Evolution AB (h)	(9,668)	(1,469,618)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Shares	Value

Fastighets AB Balder, Shares - B (a)	(23,987)	$(1,438,750)
Getinge AB, Class B	(10,860)	(431,863)
Hexpol AB	(61,401)	(697,079)
Husqvarna AB Shares - B	(102,005)	(1,216,913)
Investment AB Latour, Shares - B	(58,556)	(1,811,792)
Kinnevik AB (a)	(34,772)	(1,226,020)
L E Lundbergforetagen AB, Shares - B	(12,716)	(694,424)
Loomis AB	(43,555)	(1,178,585)
Samhallsbyggnadsbolaget i Norden AB	(145,047)	(799,851)
Sandvik AB	(54,736)	(1,249,192)
Skanska AB, Shares - B	(50,719)	(1,271,201)
SkiStar AB (a)	(15,850)	(326,823)
Svenska Cellulosa AB, Series B	(53,188)	(821,900)
Svenska Handelsbanken AB, Shares - A	(181,735)	(2,038,648)
Tele2 AB, Class B	(125,663)	(1,856,325)
Telia Co. AB	(304,823)	(1,256,854)
		(26,199,851)
United Kingdom — (0.1)%
Capri Holdings, Ltd. (a)	(5,620)	(272,064)
Clarivate plc (a)	(25,665)	(562,063)
LivaNova plc (a)	(1,260)	(99,779)
		(933,906)
Total Foreign Common Stocks (Proceeds $46,487,445)		(45,114,935)
Total Common Stocks (Proceeds $92,875,338)		(91,881,291)
Total Securities Sold Short—(5.6)% (Proceeds $92,875,338)		$(91,881,291)

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)

		Long Financial Futures Contracts

		Interest Rate-Related
138	12/31/2021	3-Year US Treasury Note	$31,892,338	$31,847,812	$(44,526)
		Equity-Related
3,053	12/17/2021	Euro Stock 50	149,739,488	143,155,183	(3,708,571)
65	12/17/2021	Russell 1000 e-Mini Index	5,095,829	5,004,675	(91,154)
622	12/17/2021	Russell 2000 e-Mini Index	69,104,014	68,444,880	(659,134)
					(4,458,859)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)

		Short Financial Futures Contracts

		Interest Rate-Related

(14)	12/21/2021	10-Year US Treasury Note	$(1,842,487)	$(1,842,531)	$(44)

		Foreign Currency-Related
(270)	12/13/2021	Euro FX	(40,031,437)	(39,150,000)	881,436

		Equity-Related
(126)	12/17/2021	MSCI EAFE	(14,935,933)	(14,282,100)	653,833
(1,134)	12/17/2021	MSCI Emerging Markets	(73,098,478)	(70,625,520)	2,472,958
(588)	12/17/2021	MSCI Japan Index	(50,775,346)	(48,580,560)	2,194,786
					5,321,577
					$1,699,584

Forward Currency Contracts

Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/01/2021	Morgan Stanley Capital Services, Inc	USD	3,814,837	DKK	24,000,000	$76,520
10/01/2021	Morgan Stanley Capital Services, Inc	USD	1,951,932	EUR	1,650,000	40,654
10/01/2021	Morgan Stanley Capital Services, Inc	USD	6,092,222	SEK	52,550,000	89,527
10/12/2021	Barclays Bank plc	USD	13,163,743	CNH	92,020,909	(1,101,871)
10/22/2021	Goldman Sachs International	USD	4,119,136	CNH	28,144,000	(240,513)
10/28/2021	Barclays Bank plc	USD	6,000,000	CNH	41,011,950	(350,018)
11/08/2021	Morgan Stanley Capital Services, Inc	USD	15,400,000	CAD	19,458,239	43,024
11/24/2021	Barclays Bank plc	USD	17,000,000	CNH	114,324,796	(663,418)
01/18/2022	Barclays Bank plc	USD	8,000,000	CNH	52,757,400	(115,406)
08/04/2022	Barclays Bank plc	USD	4,302,294	CNH	28,552,400	(24,372)
						$(2,245,873)

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)

Short Total Return Swap Contracts
08/11/2022	Goldman Sachs International	3 Month LIBOR less 0.05% (n)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	$(14,317,959)	$1,182,299	$—

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

	Number of Contracts	Value

Written Option Contracts — (0.0)%

Calls — (0.0)%
West Fraser Timber Co, Ltd., Notional Amount ($577,500), Strike Price $105 Expiring 10/15/2021 (Canada)	(55)	$(16,935)
Total Calls (Premiums received $17,617)		$(16,935)

Puts — (0.0)%
Tourmaline Oil Corp., Notional Amount ($854,000), Strike Price $28 Expiring 10/15/2021 (Canada)	(305)	(1,685)
West Fraser Timber Co, Ltd., Notional Amount ($451,000), Strike Price $82 Expiring 10/15/2021 (Canada)	(55)	(1,086)
Total Puts (Premiums received $35,667)		$(2,771)
Total Written Options (Premiums received $53,284)		$(19,706)

ADR	American Depositary Receipt
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

*	Approximately 36% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $266,293,846, which represents 16.3% of the fund's net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

All or a portion of security is on loan. As of September 30, 2021, the aggregate market value of securities on loan was $33,800,234, the total market value of collateral held by the Fund was $35,245,375. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $26,540,746.

(f)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

(g)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2021, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd., Radcliffe Domestic SPAC Fund, LP, and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investments	Investment Strategy	Date of Acquisition	Cost	Value

Foreign Common Stocks
Gold Mountain Mining Corp.		06/09/21	48,368	37,815
Osisko Green Acquisition, Ltd. - Founders shares		09/08/21	414	86,404
PMML Corp.		05/19/21	78,010	78,010
Powerband Solutions, Inc.		06/18/21	48,983	65,650
Sun Summit Minerals Corp.		07/28/21	28,429	24,905
				292,784
Participation Notes
UBS AG, Weichai Power Co., Ltd.		05/06/21	931,447	959,164

Warrants
Gryphon Digital Mining Wts		07/28/21	—	149,607
Osisko Green Acquisition, Ltd.		09/08/21	25,908	25,951
Synaptive Medical, Inc.		12/16/19	—	3,399
				178,957
Convertible Bonds
Gryphon Digital Mining, Inc.		07/28/21	97,700	324,217

Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	08/01/21	7,900,000	9,453,956
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	14,528,772	34,025,452
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	26,250,000	34,548,211
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	876,100	974,953
GSA Trend Fund, Ltd.	Trend Following	09/01/16 – 12/01/16	15,388,913	14,586,953
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20 – 01/01/21	15,000,000	18,538,440
Honeycomb Partners, LP	Long-Short Global	07/01/16 – 07/01/17	26,206,746	60,730,597
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	9,529,066
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	17,040,800
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	2,469,102	4,925,570
Radcliffe Domestic SPAC Fund, LP	Global Pre-Merger SPACs	04/01/21	30,000,000	29,543,116
Voloridge Fund, LP	Directional	04/01/20	15,000,000	16,352,957
				250,250,071
Preferred Stocks
Synaptive Medical, Inc.		02/03/20	129,999	185,713

Disputed Claims Receipt
AMR Corp.		12/09/13	—	—

Total (15.4% of Net Assets)				$252,190,906

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

September 30, 2021

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At September 30, 2021 the aggregate value of these securities was $19,038,687, which represents 1.16% of net assets.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2021. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of September 30, 2021.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(m)	Security or a portion thereof is held as initial margin for financial futures contracts.
(n)	The fund receives the floating rate.

TIFF MULTI-ASSET FUND	September 30, 2021

NOTES TO SCHEDULE OF INVESTMENTS

(UNAUDITED)

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2021, TIP consisted of one mutual fund, TIFF Multi-Asset Fund ("MAF" or the "fund") which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in total return equity swaps with Morgan Stanley Capital Services LLC as the counterparty and a total return equity index swap with Goldman Sachs International. These total return swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2021, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$646,819,608	$392,231,026	$334,560	$1,039,385,194
Participation Notes	—	10,945,426	—	10,945,426
Structured Notes	—	—	245,352	245,352
Rights	—	264,594	—	264,594
Warrants+	124,407	—	581,769	706,176
Convertible Bonds	—	679,170	—	679,170
US Treasury Bonds/Notes	—	84,451,839	—	84,451,839
Exchange-Traded Funds and Mutual Funds	79,592,159	—	—	79,592,159
Private Investment Funds	—	—	250,250,071	250,250,071
Preferred Stocks*	216,624	1,951,643	185,713	2,353,980
Purchased Options	408,411	—	—	408,411
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	210,620,463	—	210,620,463
Unaffiliated Investment Company	8,704,629	—	—	8,704,629
Total Investments in Securities	735,865,838	701,144,161	251,597,465	1,688,607,464
Financial Futures Contracts - Equity Risk	5,321,577	—	—	5,321,577
Financial Futures Contracts - Foreign Currency Risk	881,436	—	—	881,436
Forward Currency Contracts - Foreign Currency Risk	—	249,725	—	249,725
Total Return Equity Index Swap Contracts - Equity Risk	—	1,182,299	—	1,182,299
Total Other Financial Instruments	6,203,013	1,432,024	—	7,635,037
Total Assets	$742,068,851	$702,576,185	$251,597,465	$1,696,242,501
Liabilities
Common Stocks Sold Short*	(54,859,363)	(37,021,928)	—	(91,881,291)
Financial Futures Contracts - Interest Rate Risk	(44,570)	—	—	(44,570)
Financial Futures Contracts - Equity Risk	(4,458,859)	—	—	(4,458,859)
Forward Currency Contracts - Foreign Currency Risk	—	(2,495,598)	—	(2,495,598)
Written Options - Equity Risk	(19,706)	—	—	(19,706)
Total Other Financial Instruments	(4,523,135)	(2,495,598)	—	(7,018,733)
Total Liabilities	$(59,382,498)	$(39,517,526)	$—	$(98,900,024)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended September 30, 2021, there were no significant transfers to or from Level 3 investments.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/21 for the period ended 09/30/21
Common Stocks*	$106,701	$-	$149,435	$78,424	$-	$-	$-	$334,560	$149,435
Structured Notes	244,085	-	1,267	-	-	-	-	245,352	1,267
Warrants	1,266,230	693,797	(690,963)	132,759	(811,311)	-	(8,743)	581,769	5,940
Private Investment Funds	190,391,838	48,877	12,270,903	47,900,000	(361,547)	-	-	250,250,071	12,270,903
Preferred Stocks	185,713	-	-	-	-	-	-	185,713	-
Disputed Claims Receipt*	-	-	-	-	-	-	-	-	-
Total	$192,194,567	$742,674	$11,730,642	$48,111,183	$(1,172,858)	$-	$(8,743)	$251,597,465	$12,427,545

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation

Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2021	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$256,550	Last market price	Discount(%)	20% – 100%	63.11%
	78,010	Recent transaction price	Recent transaction price	$0.58	$0.58
Structured Notes	245,352	Net present value of expected future dividends	Expected future dividends	$0.71 – $1.46	$0.93
Warrants	581,769	Black- Scholes pricing model	Volatility	35.00%	35.00%
Private Investment Funds	250,250,071	Adjusted net asset value	Manager estimated returns	(9.59)% – 3.93%	0.13%
			Market returns**	(4.72)% – 0.51%	(1.41)%
Preferred Stocks	185,713	Recent transaction price	Recent transaction price	$2.50	$2.50
Disputed Claims Receipt	—	Corporate Action Model	Future Claim Awards	0.00%	0.00%

* Weighted by market value of investments as a percentage of the total market value of level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended September 30, 2021. The discounts or estimates for lack of marketability and estimate of future claims or dividends used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2021. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period

California Carbon Allowances (a)	$9,453,956	quarterly	90 days
Multi-Strategy (b)	39,925,975	daily (85%)	2 days
Long-Short Global Healthcare (c)	34,548,211	quarterly	45 days
Trend Following (d)	14,586,953	daily	2 days
Long-Short European (e)	18,538,440	monthly	60 days
Long-Short Global (f)	60,730,597	quarterly	60 days
Relative Value (g)	9,529,066	quarterly	30 days
China Credit (h)	17,040,800	monthly	45 days
Global Pre-Merger SPACs (i)	29,543,116	daily	7 days
Directional (j)	16,352,957	monthly	30 days
Total	$250,250,071

(a)	This strategy primarily comprises of investments in California Carbon Allowances.
(b)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $5,900,523 of redemption residuals.
(c)	This strategy primarily comprises long and short positions in global healthcare securities.
(d)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(e)	This strategy primarily comprises long and short positions in small and mid-cap European equities.
(f)	This strategy primarily comprises long and short positions in global common stocks.
(g)	This strategy primarily comprises long and short positions in US large-cap common stocks selected using artificial intelligence.
(h)	This strategy primarily comprises Chinese convertible bonds.
(i)	This strategy primarily comprises of investments in special purpose acquisition companies from initial public offering until deal combination announcement.
(j)	This strategy primarily comprises global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended September 30, 2021, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained a total return swap contract on a specific index in order to maintain certain exposures. During the period, the fund terminated its remaining total return equity swap contracts.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2021. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2021, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Purchased Options	Investments in securities, at value	$—	—%	$408,411	0.05%	$—	—%	$408,411
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	1,182,299	0.04%	—	—%	1,182,299
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	249,725	0.02%	—	—%	—	—%	249,725
Financial Futures Contracts	Due from broker for futures variation margin**	881,436	0.01%	5,321,577	0.15%	—	—%	6,203,013
Total Value - Assets		$1,131,161		$6,912,287		$—		$8,043,448
Written Options	Written option, at value	$—	—%	$(19,706)	0.01%	$—	—%	$(19,706)
Total Return Equity Index Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	0.01%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(2,495,598)	0.29%	—	—%	—	—%	(2,495,598)
Financial Futures Contracts	Due to broker for futures variation margin**	—	—%	(4,458,859)	0.12%	(44,570)	0.01%	(4,503,429)
Total Value - Liabilities		$(2,495,598)		$(4,478,565)		$(44,570)		$(7,018,733)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2020 to and including September 30, 2021, the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through September 30, 2021. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2021, has been estimated since the final tax characteristic cannot be determined until fiscal year end.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$382,733,424	$(174,045,395)	$208,688,029	$1,379,866,661

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return swaps, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2021.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2021:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$85,622,892	$—	$(85,622,892)	$—
Total	$85,622,892	$—	$(85,622,892)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.